Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans Receivable, Net

Loans receivable as of December 31, 2017 and 2018 consist of the following:

	2017	2018	2018
	RMB	RMB	US$
	(Amount in Thousands)
Loans receivable:
-Within credit term	768,642	622,775	90,579
-Past due	—	—	—
Total loans receivable	768,642	622,775	90,579
Allowance for loan losses	(3,244)	(2,556)	(372)
Loans receivable, net	765,398	620,219	90,207

Activity in Allowance for Loan Losses

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2017 and 2018.

	RMB	US$
	(Amount in Thousands)
Loans receivable—December 31, 2016	1,151	167
Provisions	3,244	472
Reversal of allowance provided	(1,151)	(167)
Loans receivable—December 31, 2017	3,244	472
Provisions	2,556	372
Reversal of allowance provided	(3,244)	(472)
Loans receivable—December 31, 2018	2,556	372